Deferred income tax (Schedule of Breakdown and Movement of Deferred Tax Assets and Liabilities) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of deferred income tax [Line Items]
At the beginning of year	$ 15,920	$ 18,943
Charged to net profit	(14,069)	(2,574)
Currency translation differences	(519)	107
Reclassified to assets	1,332	15,920
Reclassified from assets		(556)
At end of year	1,332	15,920
At the beginning of year	(64,063)	(70,123)
Charged to net profit	(23,683)	6,873
Income tax relating to components of other comprehensive income	932	(1,369)
Reclassified from liabilities	(86,814)	(64,063)
Reclassified to Liabilities		556
At end of year	(86,814)	(64,063)
Difference in depreciation rates and other
Disclosure of deferred income tax [Line Items]
At the beginning of year	(64,063)
Charged to net profit	(23,683)
Income tax relating to components of other comprehensive income	932
At end of year	(86,814)	(64,063)
Difference in depreciation rates and other.
Disclosure of deferred income tax [Line Items]
Charged to net profit	(14,851)
Currency translation differences	117
At the beginning of year	(13,006)
At end of year		(13,006)
At end of year	(1,728)
Taxable losses.
Disclosure of deferred income tax [Line Items]
At the beginning of year	2,914
Charged to net profit	782
Currency translation differences	(636)
Reclassified from assets	$ 3,060
At end of year		$ 2,914